OPERATING LEASE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Operating Lease
OPERATING LEASE

NOTE 8. OPERATING LEASE

The Company’s lease is primarily comprised of approximately 100,000 rentable square feet for its manufacturing and operations. This lease is classified and accounted for as an operating lease. The building lease term is for 88 months commencing on September 21, 2020 at a rent of $50,000 per month including taxes, insurance and common area maintenance until December 31, 2020. Beginning January 1, 2021, the rent adjusted to $80,000 per month on a triple net basis and shall increase at an annual rate of 3% per annum until December 31, 2027.

As of June 30, 2023 and December 31, 2022, assets and liabilities related to the Company’s leases were as follows:

	As of June 30,	As of December 31,
	2023	2022
Operating lease right-of-use assets, net	$3,929,876	$4,324,514
Current portion of operating lease liability	765,378	733,572
Non-current portion of operating lease liability	3,411,364	3,827,878

During the three months ended June 30, 2023 and 2022, the Company recorded operating lease expense included in selling, general and administrative expenses of $271,542 and $258,392, respectively. During the six months ended June 30, 2023 and 2022, the Company recorded operating lease expense included in selling, general and administrative expenses of $533,910 and $516,785, respectively.

Future maturities of the operating lease liability are as follows:

Remainder of 2023	$509,232
2024	1,049,018
2025	1,080,488
2026	1,112,903
2027	1,146,290
Total lease payments	4,897,931
Less amounts representing interest	(721,189)
Present value of lease liability	$4,176,742

The remaining weighted average lease term and discount rate of the operating leases is 54 months and 7.0%, respectively.

NOTE 7. OPERATING LEASES

The Company’s operating leases are primarily comprised of approximately 100,000 rentable square feet for its manufacturing and operations and a Company car. The building lease term is for 88 months commencing on September 21, 2020 at a rent of $50,000 per month including taxes, insurance and common area maintenance until December 31, 2020. Beginning January 1, 2021, the rent adjusted to $80,000 per month on a triple net basis and shall increase at an annual rate of 3% per annum until December 31, 2027.

As of December 31, 2022 and 2021, assets and liabilities related to the Company's lease were as follows:

	As of December 31,
	2022	2021
Operating lease right-of-use assets, net	$4,324,514	$4,984,688
Current portion of operating lease liability	733,572	646,742
Non-current portion of operating lease liability	3,827,878	4,532,490

During the years ended December 31, 2022 and 2021 the Company recorded operating lease costs included in Selling, general, and administrative expenses on the Statement of Operations of $1,042,346 and $1,033,570, respectively.

Future maturities of the operating lease liability are as follows:

2023	$1,029,633
2024	1,060,187
2025	1,090,196
2026	1,112,903
2027	1,146,291
Total lease payments	$5,439,210
Less amounts representing interest	$(877,760)
Present value of lease liability	$4,561,450

The remaining weighted average lease term and discount rate of the operating lease is 59.8 months and 7.0% respectively.